Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	Future minimum lease payments are as follows:

(in millions)
Years ending December 31,
2013	$18.3
2014	18.3
2015	17.6
2016	13.1
2017	10.6
Thereafter	28.3
Total future minimum lease payments	$106.2